Fair Value Measurements and Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements and Disclosures

Note 5 – Fair Value Measurements and Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans and foreclosed assets. These nonrecurring fair value adjustments typically involve application of the lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded or disclosed at fair value.

Cash and cash equivalents – For disclosure purposes, for cash, due from banks, interest-bearing deposits and federal funds sold, the carrying amount is a reasonable estimate of fair value.

Certificates of deposit – For disclosure purposes, the carrying amount of certificates of deposit is a reasonable estimate of fair value.

Securities available-for-sale – Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, repayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange and U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter market funds. Level 2 securities included mortgage-backed securities issued by government sponsored enterprises and municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Restricted equity securities – It is not practical to determine the fair value of restricted equity securities due to restrictions placed on transferability.

Loans and mortgage loans held-for-sale – The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. When a loan is identified as individually impaired, management measures impairment using one of three methods. These methods include collateral value, market value of similar debt, and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. As of June 30, 2019 and December 31, 2018, impaired loans were evaluated based on the fair value of the collateral. Impaired loans for which an allowance is established based on the fair value of collateral, or loans that were charged down according to the fair value of collateral, require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price, the Company records the impaired loan as nonrecurring Level 2. When the fair value is based on an appraised value, the Company records the impaired loan as nonrecurring Level 3.

For disclosure purposes, the fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value. Mortgage loans held-for-sale are carried at cost, which is a reasonable estimate of fair value.

Bank owned life insurance – For disclosure purposes, the fair value of the cash surrender value of bank owned life insurance policies is equivalent to the carrying value.

Accrued interest receivable – For disclosure purposes, the fair value of the accrued interest on investments and loans is the carrying value.

Foreclosed assets – Other real estate properties and miscellaneous repossessed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price, the Company records the foreclosed asset as nonrecurring Level 2. When fair value is based on an appraised value or management’s estimate of value, the Company records the foreclosed asset as nonrecurring Level 3.

Deposit liabilities – For disclosure purposes, the fair value for demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities.

Accrued interest payable – For disclosure purposes, the fair value of the accrued interest payable on deposits is the carrying value.

Securities sold under agreements to repurchase – For disclosure purposes, the carrying amounts of securities sold under agreements to repurchase approximate their fair values.

Federal Home Loan Bank advances – For disclosure purposes the fair value of Federal Home Loan Bank advances is estimated using discounted cash flow analyses using interest rates offered for borrowings with similar maturities.

Federal funds purchased – For disclosure purposes, the fair value of federal funds purchased is the carrying value.

Note payable – For disclosure purposes the carrying amount of the fixed rate note payable approximates fair value.

Commitments to extend credit and standby letters of credit – Because commitments to extend credit and standby letters of credit are generally short-term and made using variable rates, the carrying value and estimated fair value associated with these instruments are immaterial.

Assets and liabilities measured at fair value on a recurring basis – The only assets and liabilities measured at fair value on a recurring basis are our securities available-for-sale. There were no transfers between levels during the period. Information related to the Company’s assets and liabilities measured at fair value on a recurring basis at June 30, 2019 and December 31, 2018 is as follows: (amounts in thousands)

	Fair Value Measurements At Reporting Date Using:
June 30, 2019	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage -backed	$109,638	$—	$109,638	$—
U.S. government sponsored enterprises	51,407	—	51,407	—
State, county, and municipal	57,313	—	57,313	—
Corporate debt obligations	2,128	—	2,128	—

Totals	$220,486	$—	$220,486	$—

	Fair Value Measurements At Reporting Date Using:
December 31, 2018	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage -backed	$104,933	$—	$104,933	$—
U.S. government sponsored enterprises	63,922	—	63,922	—
State, county, and municipal	57,160	—	57,160	—
Corporate debt obligations	2,615	—	2,615	—

Totals	$228,630	$—	$228,630	$—

Assets measured at fair value on a nonrecurring basis – The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of June 30, 2019 and December 31, 2018 (amounts in thousands):

	Fair Value Measurements At Reporting Date Using:
June 30, 2019	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$4,182	$—	$—	$4,182
Foreclosed assets	277	—	—	277

Totals	$4,459	$—	$—	$4,459

December 31, 2018	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$3,782	$—	$—	$3,782
Foreclosed assets	496	—	—	496

Totals	$4,278	$—	$—	$4,278

The Company has estimated the fair values of these assets using Level 3 inputs, specifically the appraised value of the collateral. Impaired loan balances represent those collateral dependent impaired loans where management has estimated the credit loss by comparing the loan’s carrying value against the expected realizable fair value of the impaired loan for the amount of the credit loss.

The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments as of June 30, 2019 and December 31, 2018 are as follows (amounts in thousands):

		Estimated Fair Value
June 30, 2019	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$58,505	$58,505	$—	$—
Certificates of deposit in banks	5,683	—	5,683	—
Securities available-for-sale	220,486	—	220,486	—
Loans held-for-sale	6,005	—	6,005	—
Restricted equity securities	1,324	—	—	1,324
Loans receivable	741,822	—	747,839	4,182
Bank owned life insurance	20,843	—	20,843	—
Accrued interest receivable	3,422	—	3,422	—
Financial liabilities:
Deposits	957,370	—	930,511	—
Accrued interest payable	480	—	480	—
Securities sold under agreements to repurchase	7,149	—	7,149	—
Note payable	25,388	—	25,388	—

		Estimated Fair Value
December 31, 2018	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$47,507	$47,507	$—	$—
Certificates of deposit in banks	6,166	—	6,166	—
Securities available-for-sale	228,630	—	228,630	—
Loans held-for-sale	2,619	—	2,619	—
Restricted equity securities	1,941	—	—	1,941
Loans receivable	704,685	—	699,076	3,782
Bank owned life insurance	20,563	—	20,563	—
Accrued interest receivable	3,260	—	3,260	—
Financial liabilities:
Deposits	898,707	—	861,683	—
Accrued interest payable	462	—	462	—
Securities sold under agreements to repurchase	7,975	—	7,975	—
Federal Home Loan Bank advances	20,000	—	19,999	—
Note payable	26,963	—	26,963	—

The estimated fair values of the standby letters of credit and loan commitments on which the committed interest rate is less than the current market rate are insignificant at June 30, 2019 and December 31, 2018.

The Company assumes interest rate risk (the risk that general interest rate levels will change) as a result of its normal operations. As a result, the fair values of the Company’s financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts to match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk. However, borrowers with fixed-rate obligations are less likely to prepay in a rising rate environment and more likely to prepay in a falling rate environment. Conversely, depositors who are receiving fixed-rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling-rate environment. Management monitors rates and maturities of assets and liabilities, and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company’s overall interest rate risk.

(16) Fair Value Measurements and Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans, other real estate, and repossessed assets. These nonrecurring fair value adjustments typically involve application of the lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model- based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded or disclosed at fair value.

Cash and Cash Equivalents

For disclosure purposes, for cash, due from banks, interest-bearing deposits, and federal funds sold, the carrying amount is a reasonable estimate of fair value.

Certificates of Deposits in Banks

For disclosure purposes, for certificates of deposits in banks, the carrying amount is a reasonable estimate of fair value.

Securities Available-for-Sale

Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange and U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter market funds. Level 2 securities include mortgage-backed securities issued by government sponsored enterprises and municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Other Investments

For disclosure purposes, the carrying amount of other investments approximates their fair value.

Loans and Mortgage Loans Held-for-Sale

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. When a loan is identified as individually impaired, management measures impairment using one of three methods. These methods include collateral value, market value of similar debt, and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2018 and 2017, impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral, or loans that are charged down according to the fair value of collateral, require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price, the Company records the impaired loan as nonrecurring Level 2. When the fair value is based on an appraised value, the Company records the impaired loan as nonrecurring Level 3.

For disclosure purposes, the fair value of fixed-rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value. Mortgage loans held-for-sale are carried at cost, which is a reasonable estimate of fair value.

Bank Owned Life Insurance

For disclosure purposes, the fair value of the cash surrender value of life insurance policies is equivalent to the carrying value.

Accrued Interest Receivable

For disclosure purposes, the fair value of the accrued interest on investments and loans is the carrying value.

Foreclosed Assets

Other real estate properties and miscellaneous repossessed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price, the Company records the foreclosed asset as nonrecurring Level 2. When fair value is based on an appraised value or management’s estimate of value, the Company records the foreclosed asset as nonrecurring Level 3.

Deposits

For disclosure purposes, the fair value of demand deposits, interest-bearing demand deposits, money market accounts, and savings accounts is the amount payable on demand at the reporting date. The fair value of fixed-rate maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities.

Accrued Interest Payable

For disclosure purposes, the fair value of the accrued interest payable on deposits is the carrying value.

Federal Home Loan Bank Advances

For disclosure purposes, the fair value of the FHLB advances is based on the quoted value for similar remaining maturities provided by the FHLB.

Federal Funds Purchased

For disclosure purposes, the fair value of federal funds purchased is the carrying value.

Note Payable

For disclosure purposes, the fair value of the fixed rate note payable is the carrying value.

Commitments to Extend Credit and Standby Letters of Credit

Because commitments to extend credit and standby letters of credit are generally short-term and made using variable rates, the carrying value and estimated fair value associated with these instruments are immaterial.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017. There were no transfers between levels during 2018 or 2017 (in thousands).

	Fair Value Measurements At Reporting Date Using:
December 31, 2018:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage-backed	$104,933	$—	$104,933	$—
U.S. government agencies	63,922	—	63,922	—
State, county, and municipal	57,160	—	57,160	—
Corporate obligations	2,615	—	2,615	—

Totals	$228,630	$—	$228,630	$—

	Fair Value Measurements At Reporting Date Using:
December 31, 2017:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage-backed	$122,972	$—	$122,972	$—
U.S. government agencies	12,999	—	12,999	—
State, county, and municipal	55,501	—	55,501	—
Corporate obligations	1,817	—	1,817	—

Totals	$193,289	$—	$193,289	$—

Assets Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2018 and 2017 (in thousands).

	Fair Value Measurements At Reporting Date Using:
December 31, 2018:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$3,782	$—	$—	$3,782
Foreclosed assets	496	—	—	496

Totals	$4,278	$—	$—	$4,278

	Fair Value Measurements At Reporting Date Using:
December 31, 2017:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$4,654	$—	$—	$4,654
Foreclosed assets	1,546	—	—	1,546

Totals	$6,200	$—	$—	$6,200

The Company has estimated the fair values of these assets using Level 3 inputs, specifically the appraised value of the collateral. Impaired loan balances represent those collateral dependent impaired loans where management has estimated the credit loss by comparing the loan’s carrying value against the expected realizable fair value of the impaired loan for the amount of the credit loss. The Company had no Level 3 assets measured at fair value on a recurring basis at December 31, 2018 or 2017. For Level 3 assets measured at fair value on a non-recurring basis as of December 31, 2018 and 2017 for the valuation technique, we used appraisals. For the significant unobservable input, we used appraisal discounts and the weighted average input of 15-20% was used. This is for years ended December 31, 2018 and 2017.

The estimated fair values and related carrying values of the Company’s financial instruments at December 31, 2018 and 2017 were as follows (amounts in thousands):

		Estimated Fair Value
December 31, 2018:	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$47,507	$47,507	$—	$—
Certificates of deposit in banks	6,166	—	6,166	—
Securities available-for-sale	228,630	—	228,630	—
Restricted equity securities	1,941	—	—	1,941
Loans receivable	704,685	—	699,076	3,782
Loans held for sale	2,619	—	2,619	—
Bank owned life insurance	20,563	—	20,563	—
Accrued interest receivable	3,260	—	3,260	—
Financial liabilities:
Deposits	898,707	—	861,683	—
Accrued interest payable	462	—	462
Securities sold under agreements to repurchase	7,975	—	7,975	—
Federal Home Loan Bank advances	20,000		19,999
Federal funds purchased	—		—
Note payable	26,963	—	26,963	—

		Estimated Fair Value
December 31, 2017:	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$15,558	$15,558	$—	$—
Certificates of deposit in banks	5,214	—	5,214	—
Securities available-for-sale	193,289	—	193,289	—
Restricted equity securities	1,259	—	—	1,259
Loans receivable	542,240	—	536,701	4,654
Loans held for sale	3,858	—	3,858	—
Bank owned life insurance	19,991	—	19,991	—
Accrued interest receivable	2,499	—	2,499	—
Financial liabilities:
Deposits	699,861	—	675,871	—
Accrued interest payable	121		121
Securities sold under agreements to repurchase	13,865	—	13,865	—
Federal Home Loan Bank advances	10,000		9,997
Federal funds purchased	1,153	—	1,153	—
Note payable	5,357		5,357

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include mortgage banking operations, deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.